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Supplement to Prospectus dated February 1, 2024

1.	The following replaces the first paragraph under “Performance” under “Fund Summaries – Calvert Mid-Cap Fund”:

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of one or more indexes intended to measure broad market performance. The Fund’s primary benchmark index was changed from the Russell Midcap® Index to the Russell 3000® Index effective May 1, 2024 to comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market. The additional index in the table provides a means to compare the Fund’s average annual returns to a benchmark that CRM believes is representative of the Fund’s universe. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

2.	The following replaces the table under “Performance” under “Fund Summaries – Calvert Mid-Cap Fund”:
Average Annual Total Returns December 31, 2023	One Year	Five Years	Ten Years
Class A Return Before Taxes	5.56%	7.23%	5.24%
Class A Return After Taxes on Distributions	5.56%	6.43%	3.71%
Class A Return After Taxes on Distributions and Sale of Class A Shares	3.29%	5.82%	3.83%
Class C Return Before Taxes	9.63%	7.60%	5.17%
Class I Return Before Taxes	11.72%	8.67%	6.19%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	25.96%	15.15%	11.47%
Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)	17.23%	12.67%	9.42%
3.	The following replaces “Portfolio Managers” under “Management” in “Fund Summaries – Calvert Mid-Cap Fund”:

Portfolio Managers

Michael D. McLean, CFA, Managing Director of Morgan Stanley and Vice President of CRM, has managed the Fund since June 30, 2022.

J. Griffith Noble, CFA, Managing Director of Morgan Stanley and Vice President of CRM, has managed the Fund since June 30, 2022.

4.	The following replaces the second paragraph under “Mid-Cap Fund.” in “Management.” under “Management and Organization”:

The portfolio managers of the Fund are Michael D. McLean and J. Griffith Noble (each since June 2022). Messrs. McLean and Noble are Managing Directors of Morgan Stanley and Vice Presidents of CRM. Messrs. McLean and Noble have been employees of the Eaton Vance organization for more than five years and currently manage other funds and portfolios.

June 12, 2024	43814 6.12.24

CALVERT BALANCED FUND

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CALVERT MID-CAP FUND

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Supplement to Statement of Additional Information dated February 1, 2024

The following replaces the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Aaron S. Dunn(4)(5)
Registered Investment Companies(3)	7	$6,048.9	0	$0
Other Pooled Investment Vehicles	1	$44.0	0	$0
Other Accounts	22	$467.3	0	$0
Brian S. Ellis
Registered Investment Companies(3)	15	$14,240.0	0	$0
Other Pooled Investment Vehicles	1	$18.5	0	$0
Other Accounts	8	$624.4	0	$0
Charles B. Gaffney
Registered Investment Companies(3)	12	$9,738.5	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Bradley T. Galko(4)(5)
Registered Investment Companies(3)	7	$6,048.9	0	$0
Other Pooled Investment Vehicles	1	$44.0	0	$0
Other Accounts	22	$467.3	0	$0
Lance V. Garrison(1)
Registered Investment Companies(3)	2	$7,544.3	0	$0
Other Pooled Investment Vehicles	1	$49.3	0	$0
Other Accounts	91	$4,302.8(2)	1	$146.5
Joseph B. Hudepohl(1)
Registered Investment Companies(3)	2	$7,544.3	0	$0
Other Pooled Investment Vehicles	1	$49.3	0	$0
Other Accounts	91	$4,302.8(2)	1	$146.5

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Vishal Khanduja
Registered Investment Companies(3)	13	$13,586.8	0	$0
Other Pooled Investment Vehicles	1	$18.5	0	$0
Other Accounts	7	$603.8	0	$0
Michael D. McLean(5)
Registered Investment Companies(3)	8	$3,598.5	0	$0
Other Pooled Investment Vehicles	1	$38.7	0	$0
Other Accounts	4	$271.6	1	$216.7
Jeffrey A. Miller(1)
Registered Investment Companies(3)	2	$7,544.3	0	$0
Other Pooled Investment Vehicles	1	$49.3	0	$0
Other Accounts	91	$4,302.8(2)	1	$146.5
J. Griffith Noble(5)
Registered Investment Companies(3)	8	$3,598.5	0	$0
Other Pooled Investment Vehicles	1	$38.7	0	$0
Other Accounts	4	$271.6	1	$216.7
Robert R. Walton(1)
Registered Investment Companies(3)	2	$7,544.3	0	$0
Other Pooled Investment Vehicles	1	$49.3	0	$0
Other Accounts	91	$4,302.8(2)	1	$146.5
(1)	This portfolio manager provides advisory services for certain of the “Other Accounts” on a nondiscretionary or model basis.
(2)	For “Other Accounts” that are part of a wrap or model account program, the number of accounts is the number of sponsors for which the portfolio manager provides advisory services rather than the number of individual customer accounts within each wrap or model account program. The amount of assets managed for “Other Accounts” include assets advised on a nondiscretionary or model basis.
(3)	Includes the Fund.
(4)	This portfolio manager provides advisory services for certain of the “Other Accounts” on a nondiscretionary or model basis. For “Other Accounts” that are part of a wrap account program, the number of accounts is the number of sponsors for which the portfolio manager provides advisory services rather than the number of individual customer accounts within each wrap account program. The assets managed may include assets advised on a nondiscretionary or model basis.
(5)	This portfolio manager serves as portfolio manager of one or more registered investment companies that invests or may invest in one or more underlying registered investment companies in the Eaton Vance family of funds or other pooled investment vehicles sponsored by Eaton Vance. The underlying investment companies may be managed by this portfolio manager or another portfolio manager.

The following table shows the dollar range of equity securities beneficially owned (or held notionally through IMAP) in a Fund by its portfolio manager(s) as of the Funds’ most recent fiscal year ended September 30, 2023 and in the Calvert family of funds as of December 31, 2023.

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Calvert Family of Funds
Balanced Fund
Brian S. Ellis	$1 - $10,000	$500,001 - $1,000,000
Charles B. Gaffney	$100,001 - $500,000	$100,001 - $500,000
Vishal Khanduja	$10,001 - $50,000	$500,001 - $1,000,000
Equity Fund
Lance V. Garrison	$100,001 - $500,000	$100,001 - $500,000
Joseph B. Hudepohl	Over $1,000,000	Over $1,000,000
Jeffrey A. Miller	$500,001 - $1,000,000	$500,001 - $1,000,000
Robert R. Walton	$500,001 - $1,000,000	$500,001 - $1,000,000
Focused Value Fund
Aaron S. Dunn	$50,001 - $100,000	$50,001 - $100,000
Bradley T. Galko	$1 - $10,000	$1 - $10,000
Mid-Cap Fund
Michael D. McLean	$10,001 - $50,000	$100,001 - $500,000
J. Griffith Noble	$10,001 - $50,000	$100,001 - $500,000
Small-Cap Fund
Michael D. McLean	$50,001 - $100,000	$100,001 - $500,000
J. Griffith Noble	$100,001 - $500,000	$100,001 - $500,000

June 12, 2024